Allowance for credit losses - Credit quality indicators of loans held-in-portfolio based obligor risk ratings (Details) $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) units
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 29,385,196	$ 27,406,873
Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,511,493
Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		591,291
Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		996,694
Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		5,067
Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		8,842
Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		3,113,387
Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		24,293,486
Construction
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	918,765	831,092
Construction | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		46,984
Construction | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		17,940
Construction | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		65,569
Construction | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Construction | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Construction | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		130,493
Construction | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		700,599
Mortgages
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	7,890,680	7,183,532
Mortgages | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		2,187
Mortgages | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		2,218
Mortgages | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		138,712
Mortgages | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Mortgages | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Mortgages | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		143,117
Mortgages | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		7,040,415
Legacy
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	15,473	22,105
Legacy | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		388
Legacy | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		202
Legacy | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,528
Legacy | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Legacy | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Legacy | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		2,118
Legacy | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		19,987
Commercial
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		12,312,751
Commercial | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,461,398
Commercial | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		570,920
Commercial | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		698,793
Commercial | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		5,067
Commercial | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		16
Commercial | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		2,736,194
Commercial | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		9,576,557
Commercial | Commercial multi-family
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,895,991	1,795,159
Commercial | Commercial multi-family | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		49,700
Commercial | Commercial multi-family | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		17,697
Commercial | Commercial multi-family | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		10,226
Commercial | Commercial multi-family | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Commercial | Commercial multi-family | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Commercial | Commercial multi-family | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		77,623
Commercial | Commercial multi-family | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,717,536
Commercial | CRE non-owner occupied
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	4,001,143	3,978,514
Commercial | CRE non-owner occupied | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		572,965
Commercial | CRE non-owner occupied | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		191,193
Commercial | CRE non-owner occupied | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		340,106
Commercial | CRE non-owner occupied | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		3,290
Commercial | CRE non-owner occupied | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Commercial | CRE non-owner occupied | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,107,554
Commercial | CRE non-owner occupied | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		2,870,960
Commercial | CRE owner occupied
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,943,275	1,925,464
Commercial | CRE owner occupied | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		220,193
Commercial | CRE owner occupied | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		190,387
Commercial | CRE owner occupied | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		197,203
Commercial | CRE owner occupied | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,629
Commercial | CRE owner occupied | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Commercial | CRE owner occupied | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		609,412
Commercial | CRE owner occupied | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,316,052
Commercial | Commercial and Industrial
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	5,765,871	4,613,614
Commercial | Commercial and Industrial | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		618,540
Commercial | Commercial and Industrial | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		171,643
Commercial | Commercial and Industrial | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		151,258
Commercial | Commercial and Industrial | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		148
Commercial | Commercial and Industrial | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		16
Commercial | Commercial and Industrial | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		941,605
Commercial | Commercial and Industrial | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		3,672,009
Leasing
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,197,661	1,059,507
Leasing | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Leasing | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Leasing | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		3,590
Leasing | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Leasing | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		68
Leasing | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		3,658
Leasing | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,055,849
Consumer
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		5,997,886
Consumer | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		536
Consumer | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		11
Consumer | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		88,502
Consumer | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Consumer | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		8,758
Consumer | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		97,807
Consumer | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		5,900,079
Consumer | Credit cards
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	919,966	1,123,836
Consumer | Credit cards | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Consumer | Credit cards | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Consumer | Credit cards | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		19,461
Consumer | Credit cards | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Consumer | Credit cards | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Consumer | Credit cards | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		19,461
Consumer | Credit cards | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,104,375
Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	98,750	122,381
Consumer | Home equity lines of credit | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Consumer | Home equity lines of credit | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Consumer | Home equity lines of credit | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		2,024
Consumer | Home equity lines of credit | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Consumer | Home equity lines of credit | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		7,930
Consumer | Home equity lines of credit | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		9,954
Consumer | Home equity lines of credit | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		112,427
Consumer | Personal loans
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,476,985	1,692,590
Consumer | Personal loans | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		77
Consumer | Personal loans | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Consumer | Personal loans | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		21,222
Consumer | Personal loans | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Consumer | Personal loans | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		403
Consumer | Personal loans | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		21,702
Consumer | Personal loans | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,670,888
Consumer | Auto Loan
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	3,132,228	2,917,522
Consumer | Auto Loan | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Consumer | Auto Loan | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Consumer | Auto Loan | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		30,775
Consumer | Auto Loan | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Consumer | Auto Loan | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		372
Consumer | Auto Loan | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		31,147
Consumer | Auto Loan | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		2,886,375
Consumer | Other
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	128,408	141,557
Consumer | Other | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		459
Consumer | Other | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		11
Consumer | Other | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		15,020
Consumer | Other | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Consumer | Other | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		53
Consumer | Other | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		15,543
Consumer | Other | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		126,014
Puerto Rico
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	21,573,280	20,180,232
Puerto Rico | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,282,517
Puerto Rico | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		528,419
Puerto Rico | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		792,286
Puerto Rico | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		5,067
Puerto Rico | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		509
Puerto Rico | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		2,608,798
Puerto Rico | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		17,571,434
Puerto Rico | Construction
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	157,106	137,470
Puerto Rico | Construction | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		340
Puerto Rico | Construction | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		649
Puerto Rico | Construction | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 20,771
Weighted average obligor risk rating | units		11.01
Puerto Rico | Construction | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 0
Puerto Rico | Construction | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Puerto Rico | Construction | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		21,760
Puerto Rico | Construction | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 115,710
Weighted average obligor risk rating | units		7.85
Puerto Rico | Mortgages
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	6,770,143	$ 6,166,748
Puerto Rico | Mortgages | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		2,187
Puerto Rico | Mortgages | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		2,218
Puerto Rico | Mortgages | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		127,621
Puerto Rico | Mortgages | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Puerto Rico | Mortgages | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Puerto Rico | Mortgages | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		132,026
Puerto Rico | Mortgages | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		6,034,722
Puerto Rico | Commercial
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		7,261,130
Puerto Rico | Commercial | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,279,454
Puerto Rico | Commercial | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		525,541
Puerto Rico | Commercial | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 555,490
Weighted average obligor risk rating | units		11.25
Puerto Rico | Commercial | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 5,067
Puerto Rico | Commercial | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		16
Puerto Rico | Commercial | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		2,365,568
Puerto Rico | Commercial | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 4,895,562
Weighted average obligor risk rating | units		7.10
Puerto Rico | Commercial | Commercial multi-family
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	152,280	$ 147,849
Puerto Rico | Commercial | Commercial multi-family | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,341
Puerto Rico | Commercial | Commercial multi-family | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		3,870
Puerto Rico | Commercial | Commercial multi-family | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 1,793
Weighted average obligor risk rating | units		11.82
Puerto Rico | Commercial | Commercial multi-family | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 0
Puerto Rico | Commercial | Commercial multi-family | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Puerto Rico | Commercial | Commercial multi-family | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		7,004
Puerto Rico | Commercial | Commercial multi-family | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 140,845
Weighted average obligor risk rating | units		6.02
Puerto Rico | Commercial | CRE non-owner occupied
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	2,007,333	$ 2,108,218
Puerto Rico | Commercial | CRE non-owner occupied | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		492,357
Puerto Rico | Commercial | CRE non-owner occupied | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		166,810
Puerto Rico | Commercial | CRE non-owner occupied | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 239,448
Weighted average obligor risk rating | units		11.17
Puerto Rico | Commercial | CRE non-owner occupied | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 3,290
Puerto Rico | Commercial | CRE non-owner occupied | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Puerto Rico | Commercial | CRE non-owner occupied | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		901,905
Puerto Rico | Commercial | CRE non-owner occupied | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 1,206,313
Weighted average obligor risk rating | units		6.77
Puerto Rico | Commercial | CRE owner occupied
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,598,895	$ 1,586,329
Puerto Rico | Commercial | CRE owner occupied | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		192,895
Puerto Rico | Commercial | CRE owner occupied | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		184,678
Puerto Rico | Commercial | CRE owner occupied | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 183,377
Weighted average obligor risk rating | units		11.36
Puerto Rico | Commercial | CRE owner occupied | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 1,629
Puerto Rico | Commercial | CRE owner occupied | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Puerto Rico | Commercial | CRE owner occupied | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		562,579
Puerto Rico | Commercial | CRE owner occupied | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 1,023,750
Weighted average obligor risk rating | units		7.30
Puerto Rico | Commercial | Commercial and Industrial
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	4,229,108	$ 3,418,734
Puerto Rico | Commercial | Commercial and Industrial | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		592,861
Puerto Rico | Commercial | Commercial and Industrial | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		170,183
Puerto Rico | Commercial | Commercial and Industrial | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 130,872
Weighted average obligor risk rating | units		11.26
Puerto Rico | Commercial | Commercial and Industrial | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 148
Puerto Rico | Commercial | Commercial and Industrial | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		16
Puerto Rico | Commercial | Commercial and Industrial | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		894,080
Puerto Rico | Commercial | Commercial and Industrial | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 2,524,654
Weighted average obligor risk rating | units		7.20
Puerto Rico | Leasing
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,197,661	$ 1,059,507
Puerto Rico | Leasing | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Puerto Rico | Leasing | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Puerto Rico | Leasing | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		3,590
Puerto Rico | Leasing | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Puerto Rico | Leasing | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		68
Puerto Rico | Leasing | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		3,658
Puerto Rico | Leasing | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,055,849
Puerto Rico | Consumer
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		5,555,377
Puerto Rico | Consumer | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		536
Puerto Rico | Consumer | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		11
Puerto Rico | Consumer | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		84,814
Puerto Rico | Consumer | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Puerto Rico | Consumer | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		425
Puerto Rico | Consumer | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		85,786
Puerto Rico | Consumer | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		5,469,591
Puerto Rico | Consumer | Credit cards
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	919,935	1,123,800
Puerto Rico | Consumer | Credit cards | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Puerto Rico | Consumer | Credit cards | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Puerto Rico | Consumer | Credit cards | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		19,461
Puerto Rico | Consumer | Credit cards | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Puerto Rico | Consumer | Credit cards | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Puerto Rico | Consumer | Credit cards | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		19,461
Puerto Rico | Consumer | Credit cards | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,104,339
Puerto Rico | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	4,179	5,038
Puerto Rico | Consumer | Home equity lines of credit | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Puerto Rico | Consumer | Home equity lines of credit | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Puerto Rico | Consumer | Home equity lines of credit | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Puerto Rico | Consumer | Home equity lines of credit | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Puerto Rico | Consumer | Home equity lines of credit | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Puerto Rico | Consumer | Home equity lines of credit | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Puerto Rico | Consumer | Home equity lines of credit | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		5,038
Puerto Rico | Consumer | Personal loans
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,277,747	1,368,150
Puerto Rico | Consumer | Personal loans | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		77
Puerto Rico | Consumer | Personal loans | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Puerto Rico | Consumer | Personal loans | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		19,558
Puerto Rico | Consumer | Personal loans | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Puerto Rico | Consumer | Personal loans | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Puerto Rico | Consumer | Personal loans | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		19,635
Puerto Rico | Consumer | Personal loans | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,348,515
Puerto Rico | Consumer | Auto Loan
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	3,132,228	2,917,522
Puerto Rico | Consumer | Auto Loan | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Puerto Rico | Consumer | Auto Loan | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Puerto Rico | Consumer | Auto Loan | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		30,775
Puerto Rico | Consumer | Auto Loan | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Puerto Rico | Consumer | Auto Loan | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		372
Puerto Rico | Consumer | Auto Loan | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		31,147
Puerto Rico | Consumer | Auto Loan | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		2,886,375
Puerto Rico | Consumer | Other
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	126,665	140,867
Puerto Rico | Consumer | Other | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		459
Puerto Rico | Consumer | Other | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		11
Puerto Rico | Consumer | Other | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		15,020
Puerto Rico | Consumer | Other | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Puerto Rico | Consumer | Other | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		53
Puerto Rico | Consumer | Other | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		15,543
Puerto Rico | Consumer | Other | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		125,324
Popular U.S.
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	7,811,916	7,226,641
Popular U.S. | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		228,976
Popular U.S. | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		62,872
Popular U.S. | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		204,408
Popular U.S. | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Popular U.S. | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		8,333
Popular U.S. | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		504,589
Popular U.S. | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		6,722,052
Popular U.S. | Construction
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	761,659	693,622
Popular U.S. | Construction | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		46,644
Popular U.S. | Construction | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		17,291
Popular U.S. | Construction | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 44,798
Weighted average obligor risk rating | units		11.00
Popular U.S. | Construction | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 0
Popular U.S. | Construction | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Popular U.S. | Construction | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		108,733
Popular U.S. | Construction | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 584,889
Weighted average obligor risk rating | units		7.74
Popular U.S. | Mortgages
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,120,537	$ 1,016,784
Popular U.S. | Mortgages | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Popular U.S. | Mortgages | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Popular U.S. | Mortgages | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		11,091
Popular U.S. | Mortgages | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Popular U.S. | Mortgages | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Popular U.S. | Mortgages | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		11,091
Popular U.S. | Mortgages | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,005,693
Popular U.S. | Legacy
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	15,473	22,105
Popular U.S. | Legacy | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		388
Popular U.S. | Legacy | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		202
Popular U.S. | Legacy | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 1,528
Weighted average obligor risk rating | units		11.25
Popular U.S. | Legacy | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 0
Popular U.S. | Legacy | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Popular U.S. | Legacy | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		2,118
Popular U.S. | Legacy | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 19,987
Weighted average obligor risk rating | units		7.95
Popular U.S. | Commercial
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 5,051,621
Popular U.S. | Commercial | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		181,944
Popular U.S. | Commercial | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		45,379
Popular U.S. | Commercial | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 143,303
Weighted average obligor risk rating | units		11.02
Popular U.S. | Commercial | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 0
Popular U.S. | Commercial | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Popular U.S. | Commercial | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		370,626
Popular U.S. | Commercial | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 4,680,995
Weighted average obligor risk rating | units		7.04
Popular U.S. | Commercial | Commercial multi-family
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,743,711	$ 1,647,310
Popular U.S. | Commercial | Commercial multi-family | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		48,359
Popular U.S. | Commercial | Commercial multi-family | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		13,827
Popular U.S. | Commercial | Commercial multi-family | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 8,433
Weighted average obligor risk rating | units		11.25
Popular U.S. | Commercial | Commercial multi-family | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 0
Popular U.S. | Commercial | Commercial multi-family | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Popular U.S. | Commercial | Commercial multi-family | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		70,619
Popular U.S. | Commercial | Commercial multi-family | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 1,576,691
Weighted average obligor risk rating | units		7.37
Popular U.S. | Commercial | CRE non-owner occupied
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,993,810	$ 1,870,296
Popular U.S. | Commercial | CRE non-owner occupied | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		80,608
Popular U.S. | Commercial | CRE non-owner occupied | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		24,383
Popular U.S. | Commercial | CRE non-owner occupied | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 100,658
Weighted average obligor risk rating | units		11.00
Popular U.S. | Commercial | CRE non-owner occupied | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 0
Popular U.S. | Commercial | CRE non-owner occupied | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Popular U.S. | Commercial | CRE non-owner occupied | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		205,649
Popular U.S. | Commercial | CRE non-owner occupied | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 1,664,647
Weighted average obligor risk rating | units		6.94
Popular U.S. | Commercial | CRE owner occupied
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	344,380	$ 339,135
Popular U.S. | Commercial | CRE owner occupied | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		27,298
Popular U.S. | Commercial | CRE owner occupied | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		5,709
Popular U.S. | Commercial | CRE owner occupied | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 13,826
Weighted average obligor risk rating | units		11.02
Popular U.S. | Commercial | CRE owner occupied | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 0
Popular U.S. | Commercial | CRE owner occupied | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Popular U.S. | Commercial | CRE owner occupied | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		46,833
Popular U.S. | Commercial | CRE owner occupied | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 292,302
Weighted average obligor risk rating | units		7.48
Popular U.S. | Commercial | Commercial and Industrial
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,536,763	$ 1,194,880
Popular U.S. | Commercial | Commercial and Industrial | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		25,679
Popular U.S. | Commercial | Commercial and Industrial | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,460
Popular U.S. | Commercial | Commercial and Industrial | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 20,386
Weighted average obligor risk rating | units		11.01
Popular U.S. | Commercial | Commercial and Industrial | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 0
Popular U.S. | Commercial | Commercial and Industrial | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Popular U.S. | Commercial | Commercial and Industrial | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		47,525
Popular U.S. | Commercial | Commercial and Industrial | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 1,147,355
Weighted average obligor risk rating | units		6.63
Popular U.S. | Consumer
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 442,509
Popular U.S. | Consumer | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Popular U.S. | Consumer | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Popular U.S. | Consumer | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		3,688
Popular U.S. | Consumer | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Popular U.S. | Consumer | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		8,333
Popular U.S. | Consumer | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		12,021
Popular U.S. | Consumer | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		430,488
Popular U.S. | Consumer | Credit cards
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	31	36
Popular U.S. | Consumer | Credit cards | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Popular U.S. | Consumer | Credit cards | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Popular U.S. | Consumer | Credit cards | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Popular U.S. | Consumer | Credit cards | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Popular U.S. | Consumer | Credit cards | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Popular U.S. | Consumer | Credit cards | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Popular U.S. | Consumer | Credit cards | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		36
Popular U.S. | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	94,571	117,343
Popular U.S. | Consumer | Home equity lines of credit | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Popular U.S. | Consumer | Home equity lines of credit | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Popular U.S. | Consumer | Home equity lines of credit | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		2,024
Popular U.S. | Consumer | Home equity lines of credit | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Popular U.S. | Consumer | Home equity lines of credit | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		7,930
Popular U.S. | Consumer | Home equity lines of credit | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		9,954
Popular U.S. | Consumer | Home equity lines of credit | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		107,389
Popular U.S. | Consumer | Personal loans
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	199,238	324,440
Popular U.S. | Consumer | Personal loans | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Popular U.S. | Consumer | Personal loans | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Popular U.S. | Consumer | Personal loans | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,664
Popular U.S. | Consumer | Personal loans | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Popular U.S. | Consumer | Personal loans | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		403
Popular U.S. | Consumer | Personal loans | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		2,067
Popular U.S. | Consumer | Personal loans | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		322,373
Popular U.S. | Consumer | Other
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 1,743	690
Popular U.S. | Consumer | Other | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Popular U.S. | Consumer | Other | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Popular U.S. | Consumer | Other | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Popular U.S. | Consumer | Other | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Popular U.S. | Consumer | Other | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Popular U.S. | Consumer | Other | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0
Popular U.S. | Consumer | Other | Pass
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 690